First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments
January 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 21.4%
	Banks – 3.3%
2,948	Atlantic Union Bankshares Corp., Series A	6.88%	(a)	$79,567
300,032	Fifth Third Bancorp, Series A (b)	6.00%	(a)	7,680,819
56,961	First Midwest Bancorp, Inc., Series A (b)	7.00%	(a)	1,563,010
70,463	First Republic Bank, Series M	4.00%	(a)	1,553,709
143,945	JPMorgan Chase & Co., Series LL (b)	4.63%	(a)	3,526,653
272,168	Pinnacle Financial Partners, Inc., Series B (b)	6.75%	(a)	7,484,620
438,536	Signature Bank, Series A (b)	5.00%	(a)	10,853,766
205,000	WesBanco, Inc., Series A (b) (c)	6.75%	(a)	5,604,700
66,146	Western Alliance Bancorp, Series A (c)	4.25%	(a)	1,668,202
278,658	Wintrust Financial Corp., Series E (b) (c)	6.88%	(a)	7,727,186
				47,742,232
	Capital Markets – 1.4%
29,434	Affiliated Managers Group, Inc.	4.75%	09/30/60	732,318
173,946	Affiliated Managers Group, Inc. (d)	4.20%	09/30/61	3,845,946
369,562	Carlyle Finance LLC (d)	4.63%	05/15/61	8,924,922
269,834	KKR Group Finance Co., IX LLC (b)	4.63%	04/01/61	6,624,425
34,927	Oaktree Capital Group LLC, Series A	6.63%	(a)	928,359
				21,055,970
	Diversified Financial Services – 1.2%
187,368	Apollo Asset Management, Inc., Series B (b)	6.38%	(a)	4,849,084
508,291	Equitable Holdings, Inc., Series A (b)	5.25%	(a)	13,027,498
				17,876,582
	Diversified Telecommunication Services – 0.3%
132,294	Qwest Corp. (d)	6.50%	09/01/56	3,335,132
29,752	Qwest Corp. (d)	6.75%	06/15/57	754,808
				4,089,940
	Electric Utilities – 1.1%
245,850	Brookfield BRP Holdings Canada, Inc. (b)	4.63%	(a)	5,613,985
195,763	Brookfield Infrastructure Finance ULC (d)	5.00%	05/24/81	4,655,244
120,245	SCE Trust IV, Series J (b) (c)	5.38%	(a)	2,952,015
51,468	SCE Trust V, Series K (c)	5.45%	(a)	1,289,273
63,514	Southern (The) Co. (d)	4.95%	01/30/80	1,620,877
				16,131,394
	Equity Real Estate Investment Trusts – 0.5%
69,919	Agree Realty Corp., Series A	4.25%	(a)	1,621,422
4,335	DigitalBridge Group, Inc., Series I	7.15%	(a)	110,673
585	DigitalBridge Group, Inc., Series J	7.13%	(a)	15,005
173,153	Global Net Lease, Inc., Series A (d)	7.25%	(a)	4,474,273
17,466	National Storage Affiliates Trust, Series A	6.00%	(a)	452,195
				6,673,568
	Food Products – 0.7%
357,317	CHS, Inc., Series 3 (b) (c)	6.75%	(a)	9,733,315
	Gas Utilities – 0.3%
197,017	South Jersey Industries, Inc. (b) (d)	5.63%	09/16/79	5,049,546
	Independent Power & Renewable Electricity Producers – 0.3%
161,321	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	4,041,091

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance – 5.9%
431,164	Aegon Funding Co., LLC (b)	5.10%	12/15/49	$11,003,305
494,256	American Equity Investment Life Holding Co., Series A (b) (c)	5.95%	(a)	13,246,061
247,874	American Equity Investment Life Holding Co., Series B (b) (c)	6.63%	(a)	6,816,535
193,648	AmTrust Financial Services, Inc. (d)	7.25%	06/15/55	3,718,042
210,480	AmTrust Financial Services, Inc. (d)	7.50%	09/15/55	4,152,771
192,000	Arch Capital Group Ltd., Series G (d)	4.55%	(a)	4,644,480
52,243	Aspen Insurance Holdings Ltd. (d)	5.63%	(a)	1,338,466
343,285	Aspen Insurance Holdings Ltd. (b)	5.63%	(a)	8,650,782
28,910	Athene Holding Ltd., Series C (b) (c)	6.38%	(a)	784,328
133,393	CNO Financial Group, Inc. (d)	5.13%	11/25/60	3,334,825
584,250	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (d) (e)	3.35%	05/15/37	12,853,500
165,124	Global Indemnity Group LLC (d)	7.88%	04/15/47	4,169,381
137,860	Globe Life, Inc. (d)	4.25%	06/15/61	3,403,763
193,528	Phoenix Cos. (The), Inc.	7.45%	01/15/32	3,508,759
160,945	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	3,738,752
				85,363,750
	Mortgage Real Estate Investment Trusts – 0.3%
6,592	AGNC Investment Corp., Series C (c)	7.00%	(a)	165,591
117,083	AGNC Investment Corp., Series F (c) (d)	6.13%	(a)	2,872,046
73,779	Annaly Capital Management, Inc., Series F (c)	6.95%	(a)	1,837,097
				4,874,734
	Multi-Utilities – 1.7%
46,889	Algonquin Power & Utilities Corp. (c) (d)	6.88%	10/17/78	1,242,559
997	Algonquin Power & Utilities Corp., Series 19-A (c)	6.20%	07/01/79	26,660
84,154	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	2,005,390
159,033	DTE Energy Co.	4.38%	12/01/81	4,001,270
670,375	Integrys Holding, Inc. (c) (d)	6.00%	08/01/73	16,776,134
				24,052,013
	Oil, Gas & Consumable Fuels – 1.6%
35,235	Energy Transfer L.P., Series C (c)	7.38%	(a)	863,610
1,879	Energy Transfer L.P., Series D (c)	7.63%	(a)	46,129
568,533	Energy Transfer L.P., Series E (b) (c)	7.60%	(a)	14,156,472
172,376	NuStar Energy L.P., Series A, 3 Mo. LIBOR + 6.77% (e)	6.97%	(a)	4,242,173
8,648	NuStar Energy L.P., Series C (c)	9.00%	(a)	215,076
135,233	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (d) (e)	6.98%	01/15/43	3,409,224
				22,932,684
	Real Estate Management & Development – 1.6%
242,025	Brookfield Property Partners L.P., Series A	5.75%	(a)	5,506,069
371,898	Brookfield Property Partners L.P., Series A2 (b)	6.38%	(a)	8,973,899
381,918	Brookfield Property Preferred L.P.	6.25%	07/26/81	9,536,492
				24,016,460
	Trading Companies & Distributors – 0.6%
19,820	Air Lease Corp., Series A (c)	6.15%	(a)	520,077
285,957	WESCO International, Inc., Series A (c) (d)	10.63%	(a)	8,715,969
				9,236,046
	Wireless Telecommunication Services – 0.6%
75,137	United States Cellular Corp. (d)	6.25%	09/01/69	1,928,767

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Wireless Telecommunication Services (Continued)
253,239	United States Cellular Corp. (d)	5.50%	06/01/70	$6,291,647
				8,220,414
	Total $25 Par Preferred Securities			311,089,739
	(Cost $306,468,639)
$100 PAR PREFERRED SECURITIES – 3.0%
	Banks – 3.0%
80,000	AgriBank FCB (c)	6.88%	(a)	8,580,000
179,000	CoBank ACB, Series F (b) (c)	6.25%	(a)	18,669,700
54,250	CoBank ACB, Series H (b) (c)	6.20%	(a)	5,872,562
102,000	Farm Credit Bank of Texas (b) (c) (f)	6.75%	(a)	10,582,500
	Total $100 Par Preferred Securities			43,704,762
	(Cost $42,908,750)
$1,000 PAR PREFERRED SECURITIES – 3.9%
	Banks – 3.0%
7,719	Bank of America Corp., Series L	7.25%	(a)	10,868,352
23,451	Wells Fargo & Co., Series L	7.50%	(a)	33,396,804
				44,265,156
	Diversified Financial Services – 0.9%
12,000	Compeer Financial ACA (b) (c) (f)	6.75%	(a)	12,600,000
	Total $1,000 Par Preferred Securities			56,865,156
	(Cost $54,528,152)
$1,000,000 PAR PREFERRED SECURITIES – 1.2%
	Mortgage Real Estate Investment Trusts – 1.2%
12	FT Real Estate Securities Co., Inc. (g) (h) (i)	9.50%	(a)	16,943,124
	(Cost $15,990,000)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 112.3%
	Banks – 50.2%
$12,935,000	Australia & New Zealand Banking Group Ltd. (b) (c) (f) (j)	6.75%	(a)	14,433,326
8,800,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (c) (j)	6.50%	(a)	9,163,000
2,000,000	Banco Mercantil del Norte S.A. (c) (f) (j)	6.88%	(a)	2,017,760
5,000,000	Banco Mercantil del Norte S.A. (c) (f) (j)	7.50%	(a)	5,106,875
8,000,000	Banco Mercantil del Norte S.A. (c) (f) (j)	7.63%	(a)	8,182,840
7,400,000	Banco Mercantil del Norte S.A. (c) (f) (j)	8.38%	(a)	8,122,425
10,800,000	Banco Santander S.A. (b) (c) (j)	4.75%	(a)	10,405,800
12,600,000	Banco Santander S.A. (c) (j) (k)	7.50%	(a)	13,417,803
6,114,000	Bank of America Corp., Series RR (b) (c)	4.38%	(a)	6,068,145
7,900,000	Bank of America Corp., Series X (b) (c)	6.25%	(a)	8,378,937
10,300,000	Bank of Nova Scotia (The) (b) (c)	4.90%	(a)	10,763,500
7,300,000	Barclays PLC (b) (c) (j)	4.38%	(a)	6,910,180
11,200,000	Barclays PLC (b) (c) (j)	6.13%	(a)	11,924,640
49,560,000	Barclays PLC (b) (c) (d) (j)	8.00%	(a)	54,130,423
8,550,000	BBVA Bancomer S.A. (c) (d) (f) (j)	5.88%	09/13/34	9,096,430
15,000,000	BNP Paribas S.A. (b) (c) (f) (j)	4.63%	(a)	14,782,500
4,300,000	BNP Paribas S.A. (c) (f) (j)	7.38%	(a)	4,811,679
13,370,000	Citigroup, Inc. (b) (c)	3.88%	(a)	13,049,120
5,041,000	Citigroup, Inc. (b) (c)	5.90%	(a)	5,173,326
3,022,000	Citigroup, Inc. (c)	5.95%	(a)	3,089,995

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$9,937,000	Citigroup, Inc., Series D (b) (c)	5.35%	(a)	$10,110,897
8,600,000	Citigroup, Inc., Series P (b) (c)	5.95%	(a)	9,116,000
7,486,000	Citigroup, Inc., Series W (b) (c)	4.00%	(a)	7,411,140
7,381,000	Citigroup, Inc., Series Y (b) (c)	4.15%	(a)	7,220,242
2,850,000	Citizens Financial Group, Inc., Series F (b) (c)	5.65%	(a)	3,063,750
6,800,000	Citizens Financial Group, Inc., Series G (b) (c)	4.00%	(a)	6,689,500
25,000,000	CoBank ACB, Series I (b) (c)	6.25%	(a)	27,562,500
5,000,000	Comerica, Inc. (b) (c)	5.63%	(a)	5,393,500
2,800,000	Commerzbank AG (c) (j) (k)	7.00%	(a)	2,941,868
20,000,000	Credit Agricole S.A. (b) (c) (f) (j)	6.88%	(a)	21,497,800
7,600,000	Credit Agricole S.A. (b) (c) (f) (j)	7.88%	(a)	8,259,490
28,240,000	Credit Agricole S.A. (b) (c) (f) (j)	8.13%	(a)	32,747,810
3,000,000	Danske Bank A.S. (c) (j) (k)	4.38%	(a)	2,904,375
9,080,000	Danske Bank A.S. (c) (j) (k)	6.13%	(a)	9,426,693
6,740,000	Danske Bank A.S. (b) (c) (j) (k)	7.00%	(a)	7,253,588
3,450,000	Farm Credit Bank of Texas, Series 3 (b) (c) (f)	6.20%	(a)	3,726,000
7,500,000	Farm Credit Bank of Texas, Series 4 (b) (c) (d) (f)	5.70%	(a)	8,025,000
4,689,000	Fifth Third Bancorp, Series H (c)	5.10%	(a)	4,747,613
18,000,000	HSBC Holdings PLC (b) (c) (j)	6.38%	(a)	19,054,710
1,600,000	Huntington Bancshares, Inc., Series G (b) (c)	4.45%	(a)	1,656,000
14,092,000	ING Groep N.V. (c) (j)	5.75%	(a)	14,825,982
13,920,000	ING Groep N.V. (b) (c) (j)	6.50%	(a)	14,915,698
16,200,000	Intesa Sanpaolo S.p.A. (b) (c) (f) (j)	7.70%	(a)	17,820,000
16,646,000	JPMorgan Chase & Co., Series Q (b) (c)	5.15%	(a)	17,034,851
7,667,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (b) (e)	3.53%	(a)	7,684,784
13,045,000	Lloyds Banking Group PLC (b) (c) (j)	6.75%	(a)	14,344,086
21,213,000	Lloyds Banking Group PLC (b) (c) (j)	7.50%	(a)	23,047,712
5,400,000	M&T Bank Corp. (b) (c)	3.50%	(a)	5,090,094
2,900,000	NatWest Group PLC (c) (j)	6.00%	(a)	3,061,240
1,200,000	NatWest Group PLC (b) (c) (j)	8.00%	(a)	1,353,390
24,400,000	Nordea Bank Abp (b) (c) (f) (j)	6.63%	(a)	27,160,372
6,300,000	PNC Financial Services Group (The), Inc., Series T (b) (c)	3.40%	(a)	5,953,437
5,150,000	Regions Financial Corp., Series D (c)	5.75%	(a)	5,549,588
9,200,000	Skandinaviska Enskilda Banken AB (b) (c) (j) (k)	5.13%	(a)	9,464,914
26,700,000	Societe Generale S.A. (b) (c) (f) (j)	5.38%	(a)	26,940,300
21,710,000	Societe Generale S.A. (b) (c) (f) (j)	7.88%	(a)	23,307,856
1,300,000	Societe Generale S.A. (c) (f) (j)	8.00%	(a)	1,468,916
19,940,000	Standard Chartered PLC (c) (f) (j)	4.30%	(a)	18,693,750
9,400,000	Standard Chartered PLC (c) (f) (j)	6.00%	(a)	9,846,500
65,000	Standard Chartered PLC (c) (k)	7.01%	(a)	87,913
14,346,000	SVB Financial Group, Series D (b) (c)	4.25%	(a)	14,148,742
4,800,000	Swedbank AB, Series NC5 (c) (j) (k)	5.63%	(a)	5,025,000
2,779,000	Texas Capital Bancshares, Inc. (c)	4.00%	05/06/31	2,867,394
580,000	Truist Financial Corp., Series L (c)	5.05%	(a)	575,650
21,201,000	UniCredit S.p.A. (b) (c) (j) (k)	8.00%	(a)	23,013,664
5,000,000	UniCredit S.p.A. (c) (d) (f)	5.46%	06/30/35	5,232,075
14,681,000	Wells Fargo & Co., Series BB (b) (c)	3.90%	(a)	14,549,972
				730,901,060
	Capital Markets – 13.8%
12,296,000	Apollo Management Holdings L.P. (b) (c) (d) (f)	4.95%	01/14/50	12,346,969
3,300,000	Bank of New York Mellon (The) Corp., Series G (b) (c)	4.70%	(a)	3,485,625
8,340,000	Bank of New York Mellon (The) Corp., Series I (b) (c)	3.75%	(a)	8,110,650
12,294,000	Charles Schwab (The) Corp., Series G (b) (c)	5.38%	(a)	13,265,226
21,590,000	Charles Schwab (The) Corp., Series I (b) (c)	4.00%	(a)	21,356,396

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$16,600,000	Credit Suisse Group AG (b) (c) (f) (j)	5.25%	(a)	$16,595,020
2,000,000	Credit Suisse Group AG (c) (f) (j)	6.25%	(a)	2,102,500
14,700,000	Credit Suisse Group AG (b) (c) (f) (j)	6.38%	(a)	15,379,875
1,629,000	Credit Suisse Group AG (b) (c) (f) (j)	7.50%	(a)	1,740,578
28,250,000	Credit Suisse Group AG (b) (c) (f) (j)	7.50%	(a)	29,447,518
13,900,000	Deutsche Bank AG (c) (j)	6.00%	(a)	14,073,750
3,400,000	Deutsche Bank AG (c) (j)	7.50%	(a)	3,616,750
7,850,000	EFG International AG (c) (j) (k)	5.50%	(a)	7,967,318
15,449,000	Goldman Sachs Group (The), Inc., Series Q (b) (c)	5.50%	(a)	16,182,828
300,000	Goldman Sachs Group (The), Inc., Series R (b) (c)	4.95%	(a)	309,360
4,680,000	Goldman Sachs Group (The), Inc., Series T (b) (c)	3.80%	(a)	4,512,877
8,326,000	Goldman Sachs Group (The), Inc., Series U (b) (c)	3.65%	(a)	7,940,923
4,266,000	Goldman Sachs Group (The), Inc., Series V (b) (c)	4.13%	(a)	4,167,882
10,000,000	UBS Group AG (c) (f) (j)	4.88%	(a)	10,011,000
4,800,000	UBS Group AG (c) (j) (k)	6.88%	(a)	5,225,366
2,165,000	UBS Group AG (c) (f) (j)	7.00%	(a)	2,289,650
				200,128,061
	Consumer Finance – 1.6%
12,861,000	American Express Co. (b) (c)	3.55%	(a)	12,346,560
11,339,000	Capital One Financial Corp., Series M (b) (c)	3.95%	(a)	11,112,220
				23,458,780
	Diversified Financial Services – 3.9%
15,000,000	American AgCredit Corp. (b) (c) (f)	5.25%	(a)	15,337,500
9,300,000	Ares Finance Co., III LLC (b) (c) (f)	4.13%	06/30/51	9,261,719
9,350,000	Capital Farm Credit ACA, Series 1 (b) (c) (f)	5.00%	(a)	9,630,500
3,800,000	Compeer Financial ACA (c) (f)	4.88%	(a)	3,876,000
1,850,000	Depository Trust & Clearing (The) Corp., Series D (c) (f)	3.38%	(a)	1,793,344
11,949,000	Voya Financial, Inc. (b) (c)	5.65%	05/15/53	12,189,354
4,781,000	Voya Financial, Inc., Series A (b) (c)	6.13%	(a)	4,960,287
				57,048,704
	Diversified Telecommunication Services – 0.8%
11,222,000	Koninklijke KPN N.V. (c) (d) (f)	7.00%	03/28/73	11,715,768
	Electric Utilities – 3.4%
5,116,000	Edison International, Series B (b) (c)	5.00%	(a)	5,109,247
26,976,000	Emera, Inc., Series 16-A (b) (c) (d)	6.75%	06/15/76	30,516,600
8,586,000	Southern (The) Co., Series 21-A (b) (c)	3.75%	09/15/51	8,400,285
5,110,000	Southern California Edison Co., Series E (b) (c)	6.25%	(a)	5,093,689
				49,119,821
	Energy Equipment & Services – 1.6%
22,600,000	Transcanada Trust (b) (c) (d)	5.50%	09/15/79	23,814,750
	Food Products – 5.0%
6,000,000	Dairy Farmers of America, Inc. (b) (g)	7.13%	(a)	6,262,500
17,788,000	Land O’Lakes Capital Trust I (b) (d) (g)	7.45%	03/15/28	20,534,734
10,000,000	Land O’Lakes, Inc. (b) (f)	7.25%	(a)	10,809,950
33,000,000	Land O’Lakes, Inc. (b) (f)	8.00%	(a)	35,557,500
				73,164,684
	Insurance – 14.3%
3,900,000	Allianz SE (c) (f)	3.50%	(a)	3,836,625
13,968,000	Asahi Mutual Life Insurance Co. (b) (c) (k)	6.50%	(a)	14,750,208

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$17,585,000	Assurant, Inc. (b) (c) (d)	7.00%	03/27/48	$20,002,937
5,150,000	Assured Guaranty Municipal Holdings, Inc. (c) (d) (f)	6.40%	12/15/66	5,657,127
9,932,000	AXIS Specialty Finance LLC (c) (d)	4.90%	01/15/40	10,366,377
8,704,000	Enstar Finance LLC (b) (c) (d)	5.75%	09/01/40	9,019,259
5,832,000	Enstar Finance LLC (c)	5.50%	01/15/42	5,770,093
15,300,000	Fortegra Financial Corp. (b) (c) (d) (g)	8.50%	10/15/57	19,404,349
17,800,000	Global Atlantic Fin Co. (c) (d) (f)	4.70%	10/15/51	17,756,005
6,200,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (e) (f)	2.28%	02/12/47	5,968,982
8,183,000	Kuvare US Holdings, Inc. (b) (c) (f)	7.00%	02/17/51	8,704,666
2,000,000	La Mondiale SAM (b) (c) (k)	5.88%	01/26/47	2,210,790
9,500,000	Lancashire Holdings Ltd. (b) (c) (k)	5.63%	09/18/41	10,025,065
6,700,000	Liberty Mutual Group, Inc. (b) (c) (f)	4.13%	12/15/51	6,609,818
18,700,000	Markel Corp. (b) (c)	6.00%	(a)	19,985,625
2,442,000	Nationwide Financial Services Capital Trust (d) (l)	7.90%	03/01/37	3,064,278
2,910,000	Nationwide Financial Services, Inc. (b) (d)	6.75%	05/15/37	3,433,800
2,000,000	Principal Financial Group, Inc., 3 Mo. LIBOR + 3.04% (e)	3.20%	05/15/55	1,964,016
12,900,000	QBE Insurance Group Ltd. (b) (c) (f)	5.88%	(a)	13,674,000
7,600,000	QBE Insurance Group Ltd. (b) (c) (f)	7.50%	11/24/43	8,246,000
9,765,000	QBE Insurance Group Ltd. (b) (c) (k)	6.75%	12/02/44	10,633,060
2,000,000	QBE Insurance Group Ltd. (c) (k)	5.88%	06/17/46	2,168,063
5,070,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (d) (e)	2.87%	12/15/65	4,690,122
				207,941,265
	Multi-Utilities – 2.9%
14,581,000	Algonquin Power & Utilities Corp. (c)	4.75%	01/18/82	14,418,037
4,491,000	CenterPoint Energy, Inc., Series A (b) (c)	6.13%	(a)	4,595,348
6,400,000	NiSource, Inc. (b) (c)	5.65%	(a)	6,544,000
6,000,000	Sempra Energy (b) (c)	4.88%	(a)	6,290,700
11,142,000	Sempra Energy (b) (c)	4.13%	04/01/52	10,897,836
				42,745,921
	Oil, Gas & Consumable Fuels – 9.4%
2,000,000	Buckeye Partners L.P. (c)	6.38%	01/22/78	1,722,080
14,561,000	DCP Midstream L.P., Series A (b) (c)	7.38%	(a)	13,986,277
7,907,000	DCP Midstream Operating L.P. (b) (c) (f)	5.85%	05/21/43	7,545,354
27,810,000	Enbridge, Inc. (b) (c)	6.25%	03/01/78	29,580,475
21,262,000	Enbridge, Inc., Series 16-A (b) (c)	6.00%	01/15/77	22,585,646
15,150,000	Enbridge, Inc., Series 20-A (b) (c)	5.75%	07/15/80	16,627,125
20,365,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (e)	3.15%	11/01/66	16,676,899
5,428,000	Energy Transfer L.P., Series F (c)	6.75%	(a)	5,397,875
2,236,000	Energy Transfer L.P., Series H (c)	6.50%	(a)	2,292,593
13,399,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (b) (e)	2.95%	06/01/67	12,059,971
8,287,000	Enterprise Products Operating LLC, Series D (b) (c)	4.88%	08/16/77	7,628,773
				136,103,068
	Trading Companies & Distributors – 3.7%
41,445,000	AerCap Holdings N.V. (b) (c)	5.88%	10/10/79	42,106,462
4,863,000	Air Lease Corp., Series B (c) (d)	4.65%	(a)	4,912,700
7,200,000	Aircastle Ltd. (c) (d) (f)	5.25%	(a)	7,200,000
				54,219,162
	Transportation Infrastructure – 1.7%
18,772,000	AerCap Global Aviation Trust (b) (c) (f)	6.50%	06/15/45	20,036,482

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Transportation Infrastructure (Continued)
$3,844,000	BNSF Funding Trust I (c) (d)	6.61%	12/15/55	$4,218,790
				24,255,272
	Total Capital Preferred Securities			1,634,616,316
	(Cost $1,579,055,935)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.7%
	Insurance – 1.7%
23,795,925	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (f) (m)	7.63%	10/15/25	24,660,193
	(Cost $24,803,664)
CORPORATE BONDS AND NOTES – 0.4%
	Insurance – 0.4%
6,600,000	AmTrust Financial Services, Inc. (d)	6.13%	08/15/23	6,633,701
	(Cost $6,592,867)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 0.1%
	Capital Markets – 0.1%
67,982	Invesco Preferred ETF	975,542
	(Cost $959,525)
	Total Investments – 144.0%	2,095,488,533
	(Cost $2,031,307,532)
REVERSE REPURCHASE AGREEMENTS – (6.9)%
$(100,000,000)	Scotia Bank, due 5/1/22, 1 month LIBOR plus 65 bps	(100,000,000)
	Outstanding Loans – (38.6)%	(561,100,000)
	Net Other Assets and Liabilities – 1.5%	20,556,027
	Net Assets – 100.0%	$1,454,944,560

(a)	Perpetual maturity.
(b)	All or a portion of this security serves as collateral on the outstanding loan.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	This security or a portion of this security is segregated as collateral for reverse repurchase agreements. All of these securities are corporate bonds with a remaining contractual maturity of 30-90 days. At January 31, 2022, securities noted as such are valued at $109,086,391.
(e)	Floating or variable rate security.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $612,252,847 or 42.1% of net assets.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At January 31, 2022, securities noted as such are valued at $16,943,124 or 1.2% of net assets.
(i)	This security’s value was determined using significant unobservable inputs.
(j)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2022, securities noted as such amounted to $619,330,720 or 29.3% of managed assets. Of these securities, 5.3% originated in emerging markets, and 94.7% originated in foreign markets.
(k)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(l)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(m)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. There were no interest distributions received during the fiscal year-to-date period (November 1, 2021 through January 31, 2022).

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$ 85,363,750	$ 61,130,678	$ 24,233,072	$ —
Multi-Utilities	24,052,013	7,275,879	16,776,134	—
Other industry categories*	201,673,976	201,673,976	—	—
$100 Par Preferred Securities*	43,704,762	—	43,704,762	—
$1,000 Par Preferred Securities:
Banks	44,265,156	44,265,156	—	—
Diversified Financial Services	12,600,000	—	12,600,000	—
$1,000,000 Par Preferred Securities*	16,943,124	—	—	16,943,124
Capital Preferred Securities*	1,634,616,316	—	1,634,616,316	—
Foreign Corporate Bonds and Notes*	24,660,193	—	24,660,193	—
Corporate Bonds and Notes*	6,633,701	—	6,633,701	—
Exchange-Traded Funds*	975,542	975,542	—	—
Total Investments	$ 2,095,488,533	$ 315,321,231	$ 1,763,224,178	$ 16,943,124

LIABILITIES TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Reverse Repurchase Agreements	$ (100,000,000)	$ —	$ (100,000,000)	$ —

*	See Portfolio of Investments for industry breakout.
Level 3 Par Preferred Securities are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2021
$1,000,000 Par Preferred Securities	$16,938,396
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	4,728
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at January 31, 2022
$1,000,000 Par Preferred Securities	16,943,124
Total Level 3 holdings	$16,943,124
There was a net change of $4,728 in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2022.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)

Restricted Securities
As of January 31, 2022, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	9/15/16	$6,000,000	$104.38	$6,000,000	$6,262,500	0.43%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 3/12/18	$15,300,000	126.83	15,343,953	19,404,349	1.33
FT Real Estate Securities Co., Inc., 9.50%	6/15/16	12	1,411,927	15,990,000	16,943,124	1.16
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	6/6/14 - 2/25/19	$17,788,000	115.44	18,368,071	20,534,734	1.41
				$55,702,024	$63,144,707	4.33%